Federated Hermes MDT Small Cap Growth Fund
Portfolio of Investments
October 31, 2024 (unaudited)
Shares			Value
		COMMON STOCKS—98.1%
		Communication Services—3.1%
224,708	[1]	Cinemark Holdings, Inc.	$ 6,685,063
121,779	[1]	E.W. Scripps Co.	408,569
112,164	[1]	Grindr, Inc.	1,500,754
116,541	[1]	Madison Square Garden Spinco	4,860,925
21,458	[1]	MediaAlpha, Inc.	367,575
224,153	[1]	Vimeo Holdings, Inc.	1,069,210
15,513	[1]	Yelp, Inc.	529,614
		TOTAL	15,421,710
		Consumer Discretionary—8.9%
25,912	[1]	Abercrombie & Fitch Co., Class A	3,414,942
31,586	[1]	American Public Education, Inc.	479,160
4,565	[1]	Boot Barn Holdings, Inc.	568,571
55,903	[1]	Brinker International, Inc.	5,741,797
17,108	[1]	Carvana Co.	4,230,979
113,509	[1]	Chegg, Inc.	181,614
65,741	[1]	Frontdoor, Inc.	3,266,670
141,207	[1,2]	iRobot Corp.	1,232,737
10,072	[1]	MCBC Holdings, Inc.	174,850
2,092		Murphy USA, Inc.	1,021,837
45,347		OneSpaWorld Holdings Ltd.	794,026
17,228	[1]	Revolve Group, Inc.	427,599
499,736	[1]	Rush Street Interactive, Inc.	5,407,144
6,057	[1]	Shake Shack, Inc.	736,955
7,282		Texas Roadhouse, Inc.	1,391,736
61,165	[1]	Udemy, Inc.	479,534
72,662	[1]	Universal Technical Institute, Inc.	1,209,096
73,386		Upbound Group, Inc.	2,145,807
26,397	[1]	Victoria’s Secret & Co.	798,773
15,561	[1]	Visteon Corp.	1,404,380
87,725	[1]	Warby Parker, Inc.	1,485,184
16,566		Wingstop, Inc.	4,765,873
187,218		Wolverine World Wide, Inc.	2,881,285
		TOTAL	44,240,549
		Consumer Staples—4.5%
151,401	[1,2]	Beauty Health Co./The	244,512
88,106	[1]	Bellring Brands, Inc.	5,800,018
34,086		Energizer Holdings, Inc.	1,093,138
82,002	[1]	Medifast, Inc.	1,507,197
5,129		Natural Grocers by Vitamin Cottage, Inc.	140,432
58,866	[1]	Sprouts Farmers Market, Inc.	7,560,160
72,851		Turning Point Brands, Inc.	3,440,753
70,523	[1]	Vital Farms, Inc.	2,445,738
		TOTAL	22,231,948
		Energy—2.6%
28,758	[1]	DMC Global, Inc.	290,168
15,778	[1]	Dorian LPG Ltd.	455,195
31,081	[1]	Expro Group Holdings NV	396,283

Shares			Value
		COMMON STOCKS—continued
		Energy—continued
36,746		Kinetik Holdings, Inc.	$ 1,788,428
37,157		Kodiak Gas Services	1,184,565
64,701		Liberty Energy, Inc.	1,104,446
127,490		Magnolia Oil & Gas Corp.	3,222,947
77,443		SM Energy Co.	3,250,283
15,703		Weatherford International PLC	1,240,537
		TOTAL	12,932,852
		Financials—8.4%
19,594		Artisan Partners Asset Management, Inc.	864,095
13,541	[1]	Axos Financial, Inc.	916,997
53,926		B. Riley Financial, Inc.	317,894
94,553		Brightsphere Investment Group, Inc.	2,495,254
99,204	[1]	Cantaloupe, Inc.	878,947
11,123	[1]	Coastal Financial Corp.	700,638
25,878	[1]	Donnelley Financial Solutions, Inc.	1,509,722
332,119	[1]	Fidelis Insurance	5,732,374
40,048		First Foundation, Inc.	269,523
121,323	[1]	Hamilton Insurance Group, Ltd.	2,113,447
11,534		HCI Group, Inc.	1,306,918
25,181	[1]	LendingTree, Inc.	1,436,072
55,273	[1]	NCR Atleos Corp.	1,447,047
31,721	[1]	Palomar Holdings, Inc.	2,847,594
24,472		PROG Holdings, Inc.	1,068,692
8,004		RLI Corp.	1,248,384
267,006	[1]	Siriuspoint Ltd.	3,508,459
136,913	[1]	Skyward Specialty Insurance Group, Inc.	6,052,924
15,165		Universal Insurance Holdings, Inc.	302,390
114,584		Victory Capital Holdings	6,867,019
		TOTAL	41,884,390
		Health Care—23.8%
277,009	[1]	ADMA Biologics, Inc.	4,518,017
99,812	[1,2]	Agenus, Inc.	419,210
809,713	[1]	Akebia Therapeutics, Inc.	1,344,124
320,145	[1]	Aldeyra Therapeutics, Inc.	1,683,963
33,376	[1]	Alector, Inc.	164,210
172,942	[1]	Alignment Healthcare, Inc.	2,144,481
183,338	[1]	Alkermes PLC	4,711,787
157,412	[1]	Amylyx Pharmaceuticals, Inc.	850,025
108,409	[1]	AnaptysBio, Inc.	2,344,887
53,522	[1]	Arcellx, Inc.	4,510,299
117,533	[1]	Arcutis Biotherapeutics, Inc.	976,699
25,394	[1]	Assembly Biosciences, Inc.	426,873
2,473	[1]	Astrana Health, Inc.	132,998
127,738	[1]	Atea Pharmaceuticals, Inc.	413,871
57,378	[1]	Aveanna Healthcare Holdings, Inc.	266,808
24,464	[1]	Avidity Biosciences LLC	1,033,849
128,028	[1]	BioCryst Pharmaceuticals, Inc.	1,025,504
52,298	[1]	Blueprint Medicines Corp.	4,576,598
180,144	[1,2]	BrightSpring Health Services, Inc.	2,696,756
11,218	[1]	CareDx, Inc.	248,254
21,558	[1]	Catalyst Pharmaceutical Partners, Inc.	469,964
479,118	[1]	Codexis, Inc.	1,504,431

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
108,046	[1]	Collegium Pharmaceutical, Inc.	$ 3,688,690
12,436	[1]	Corcept Therapeutics, Inc.	608,991
17,152	[1]	Enanta Pharmaceuticals, Inc.	192,874
15,763	[1]	Enliven Therapeutics, Inc.	439,000
7,876		Ensign Group, Inc.	1,220,701
40,016	[1]	Evolent Health, Inc.	934,374
115,881	[1]	Fate Therapeutics, Inc.	274,638
2,700	[1]	GeneDx Holdings Corp.	220,563
20,536	[1]	Glaukos Corp.	2,715,886
153,333	[1]	Halozyme Therapeutics, Inc.	7,754,050
138,050	[1]	Harmony Biosciences Holdings, Inc.	4,435,546
110,914	[1,2]	Heron Therapeutics, Inc.	192,990
154,809	[1]	Hims & Hers Health, Inc.	2,915,053
97,859	[1]	Insmed, Inc.	6,583,954
12,592	[1]	Krystal Biotech, Inc.	2,172,498
6,667	[1]	Kymera Therapeutics, Inc.	307,815
10,675	[1]	Lantheus Holdings, Inc.	1,172,542
8,464		LeMaitre Vascular, Inc.	748,133
44,305	[1]	Livanova PLC	2,287,024
471,022	[1]	Mannkind Corp.	3,330,126
182,603	[1]	Mersana Therapeutics, Inc.	330,511
393,046	[1]	MiMedx Group, Inc.	2,692,365
315,180	[1]	NextCure, Inc.	417,613
122,406	[1]	Novocure Ltd.	1,858,123
22,130	[1]	Nurix Therapeutics, Inc.	543,955
151,086	[1]	Omnicell, Inc.	7,348,823
55,426	[1,2]	Outlook Therapeutics, Inc.	319,254
36,085	[1]	Pennant Group, Inc./The	1,153,637
115,919	[1,2]	Phathom Pharmaceuticals, Inc.	1,988,011
12,566		Phibro Animal Health Corp.	290,526
62,023	[1]	PROCEPT BioRobotics Corp.	5,582,070
3,349	[1]	Protagonist Therapeutics, Inc.	153,518
213,698	[1]	Prothena Corp. PLC	3,632,866
159,667	[1]	Puma Biotechnology, Inc.	455,051
306,285	[1]	RAPT Therapeutics, Inc.	649,324
87,425	[1]	Relmada Therapeutics, Inc.	304,239
5,950	[1]	RxSight, Inc.	301,427
251,939	[1]	SAGE Therapeutics, Inc.	1,531,789
77,365	[1]	Siga Technologies, Inc.	558,575
170,713	[1]	Tactile Systems Technology, Inc.	2,477,046
41,718	[1]	Tg Therapeutics, Inc.	1,045,453
27,696	[1]	TransMedics Group, Inc.	2,270,241
37,857	[1]	Travere Therapeutics, Inc.	662,497
50,969	[1]	Vanda Pharmaceuticals, Inc.	237,006
125,037	[1]	Voyager Therapeutics, Inc.	854,003
56,623	[1]	Wave Life Sciences Ltd.	776,301
13,907	[1]	Waystar Holding Corp.	396,767
44,474	[1]	Y-mAbs Therapeutics, Inc.	645,318
153,438	[1]	Zentalis Pharmaceuticals, Inc.	418,886
		TOTAL	118,554,251
		Industrials—20.6%
36,696		Apogee Enterprises, Inc.	2,746,329

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
253,677	[1]	Array Technologies, Inc.	$ 1,656,511
75,809		Atmus Filtration Technologies, Inc.	2,952,002
17,836	[1]	Beacon Roofing Supply, Inc.	1,642,160
114,116	[1]	Blue Bird Corp.	4,805,425
37,385	[1]	Cimpress PLC	2,579,939
8,867		Comfort Systems USA, Inc.	3,467,352
14,753	[1]	Construction Partners, Inc.	1,161,504
263,383		Costamare, Inc.	3,584,643
3,223		CSW Industrials, Inc.	1,138,041
16,811		Emcor Group, Inc.	7,498,883
17,176		EnerSys, Inc.	1,663,667
73,827	[1]	Exlservice Holding, Inc.	3,076,371
4,808		Federal Signal Corp.	392,189
29,045	[1]	Fluor Corp.	1,518,473
13,250	[1]	Forrester Research, Inc.	194,377
18,547	[2]	Forward Air Corp.	655,265
69,728	[1]	Franklin Covey Co.	2,775,872
77,310	[1]	GMS, Inc.	6,949,396
33,461		Griffon Corp.	2,104,028
28,986	[1]	Huron Consulting Group, Inc.	3,354,550
54,985		Hyster-Yale, Inc.	3,489,898
8,185		Interface, Inc.	142,992
141,753	[1]	JELD-WEN Holding, Inc.	2,007,222
26,437		KForce Com, Inc.	1,527,794
164,960	[1]	Mistras Group, Inc.	1,393,912
34,622	[1]	MRC Global, Inc.	424,466
291,456		Mueller Water Products, Inc.	6,292,535
76,498	[1]	Parsons Corp.	8,274,024
21,273		Pitney Bowes, Inc.	153,378
105,232	[1,2]	Plug Power, Inc.	206,255
725		Powell Industries, Inc.	184,860
56,838		Primoris Services Corp.	3,559,196
185,437	[1,2]	Redwire Corp	1,426,010
354,160	[1]	Shoals Technologies Group, Inc.	1,916,006
35,805	[1]	Sun Country Airlines Holdings	503,060
2,278		Tennant Co.	199,462
59,624		Terex Corp.	3,083,157
168,243		The Shyft Group, Inc.	2,173,700
217,037		TTEC Holdings, Inc.	1,128,592
41,738	[1]	Verra Mobility Corp.	1,083,936
66,085	[1]	Vicor Corp.	3,020,745
44,213	[1,2]	Virgin Galactic Holdings, Inc.	290,479
18,846		Watts Industries, Inc., Class A	3,591,859
6,909	[1]	Willdan Group, Inc.	326,865
3,156	[1]	WNS Holdings Ltd.	151,456
		TOTAL	102,468,836
		Information Technology—20.2%
97,621	[1]	8x8, Inc.	217,695
44,705		A10 Networks, Inc.	654,928
121,175	[1,2]	Aehr Test Systems	1,706,144
55,142	[1]	Alkami Technology, Inc.	2,018,749
13,695	[1]	AppFolio, Inc.	2,846,780

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
299,119	[1]	AvePoint, Inc.	$ 3,631,305
2,539		Badger Meter, Inc.	507,927
21,813	[1]	Blackbaud, Inc.	1,647,100
17,707	[1]	Blackline, Inc.	980,437
52,732	[1]	Box, Inc.	1,674,768
81,088	[1]	Brightcove, Inc.	175,150
5,259	[1]	Cambium Networks Corp.	6,837
267,902		Clear Secure, Inc.	9,853,436
78,134	[1]	Clearfield, Inc.	2,807,355
49,221	[1,2]	Coda Octopus Group, Inc.	419,855
175,575	[1]	CommScope Holdings Co., Inc.	1,181,620
17,522	[1]	Commvault Systems, Inc.	2,736,761
110,460	[1]	Credo Technology Group Holding Ltd.	4,164,342
4,871	[1]	Dave, Inc.	187,826
67,560	[1]	Digi International, Inc.	1,957,213
161,146	[1]	Expensify, Inc.	304,566
218,926	[1]	Extreme Networks, Inc.	3,268,565
16,302	[1]	FormFactor, Inc.	619,150
27,465	[1]	Impinj, Inc.	5,218,075
26,276	[1]	Intapp, Inc.	1,318,267
26,483		InterDigital, Inc.	3,984,103
14,678	[1]	Itron, Inc.	1,640,413
32,500		Kulicke & Soffa Industries	1,457,950
329,985	[1]	ON24, Inc.	1,996,409
2,108	[1]	OSI Systems, Inc.	278,699
7,133		Progress Software Corp.	457,154
45,340	[1]	Q2 Holdings, Inc.	3,838,484
34,035	[1]	Qualys, Inc.	4,058,333
75,496		Sapiens International Corp. NV	2,784,292
17,513	[1]	Secureworks Corp.	146,584
153,267	[1]	Semrush Holdings, Inc.	2,009,330
18,087	[1]	Semtech Corp.	799,265
678,662	[1]	Sprinklr, Inc.	5,042,459
4,981	[1]	SPS Commerce, Inc.	821,865
20,245	[1]	Tenable Holdings, Inc.	801,904
31,492	[1]	Ultra Clean Holdings, Inc.	1,053,407
452,362	[1]	Unisys Corp.	3,125,821
72,599	[1]	Varonis Systems, Inc.	3,656,812
13,536	[1]	Veeco Instruments, Inc.	389,566
17,677	[1]	Verint Systems, Inc.	376,520
31,885	[1]	Vertex, Inc.	1,323,546
17,028	[1]	Weave Communications, Inc.	238,733
961,373	[1]	Yext, Inc.	6,960,340
130,852	[1]	Zeta Global Holdings Corp.	3,621,983
		TOTAL	100,968,823
		Materials—3.3%
6,168	[1]	ATI, Inc.	325,115
7,081		Cabot Corp.	763,544
24,821	[1]	Century Aluminum Co.	438,091
22,402		Commercial Metals Corp.	1,205,228
67,944	[1]	Constellium SE	754,178
20,955	[1]	Ingevity Corp.	875,709

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
2,918		Kaiser Aluminum Corp.	$ 216,691
88,537	[1]	Knife River Corp.	8,616,421
19,874		Koppers Holdings, Inc.	675,915
1,805		Materion Corp.	183,442
16,295		Orion S.A.	244,262
54,653	[1,2]	Piedmont Lithium Ltd.	715,954
86,100	[1,3]	Rentech, Inc.	0
18,336		Sylvamo Corp.	1,558,927
		TOTAL	16,573,477
		Real Estate—2.5%
184,309		Outfront Media, Inc.	3,273,328
237,998	[1]	Real Brokerage, Inc./The	1,299,469
360,587	[1,2]	Redfin Corp.	3,739,287
169,496		RMR Group, Inc./The	4,079,769
		TOTAL	12,391,853
		Utilities—0.2%
15,826		Otter Tail Corp.	1,242,658
		TOTAL COMMON STOCKS (IDENTIFIED COST $385,603,854)	488,911,347
		INVESTMENT COMPANY—3.7%
18,534,824		Federated Hermes Government Obligations Fund, Premier Shares, 4.77%[4] (IDENTIFIED COST $18,534,824)	18,534,824
		TOTAL INVESTMENT IN SECURITIES—101.8% (IDENTIFIED COST $404,138,678)	507,446,171
		OTHER ASSETS AND LIABILITIES - NET—(1.8)%[5]	(8,967,537)
		TOTAL NET ASSETS—100%	$498,478,634
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended October 31, 2024, were as follows:
Affiliated	Value as of 7/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Value as of 10/31/2024	Shares Held as of 10/31/2024	Dividend Income
Health Care:
Siga Technologies, Inc.**	$1,940,052	$—	$(1,099,421)	$(720,631)	$438,575	$558,575	77,365	$—
Affiliated issuers no longer in the portfolio at period end	$298,818	$—	$(290,149)	$39,639	$(48,308)	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$2,238,870	$—	$(1,389,570)	$(680,992)	$390,267	$558,575	77,365	$—

**	At October 31, 2024, the Fund no longer has ownership of at least 5% of the voting shares.

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended October 31, 2024, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 7/31/2024	$21,588,600
Purchases at Cost	$44,937,565
Proceeds from Sales	$(47,991,341)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 10/31/2024	$18,534,824
Shares Held as of 10/31/2024	18,534,824
Dividend Income	$277,121

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of October 31, 2024, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$9,085,062	$9,650,030

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s Valuation Committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation

Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$445,835,507	$—	$0	$445,835,507
International	43,075,840	—	—	43,075,840
Investment Company	18,534,824	—	—	18,534,824
TOTAL SECURITIES	$507,446,171	$—	$0	$507,446,171